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QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Consolidated Schedule of InvestmentsAugust 31, 2023 (Unaudited)

		Shares	Fair Value
93.00%	EXCHANGE TRADED FUNDS

19.44%	CORPORATE
	iShares iBoxx$ Investment Grade Corporate Bond ETF	3,150	$334,404

19.48%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	3,534	335,023

14.54%	OBJECTIVE INFLATION PROTECTED
	iShares TIPS ETF	2,358	250,113

19.64%	OBJECTIVE MORTGAGE-Backed
	iShares MBS ETF	3,675	337,733

19.90%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	3,399	342,177

93.00%	TOTAL EXCHANGE TRADED FUNDS		$1,599,450

-77.14%	FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at August 31, 2023	Unrealized Appreciation (Depreciation)
	12	10-Year US Treasury Note Futures	Sept. 21, 2023	$(1,324,343)	$(1,326,750)	$(2,407)

-77.14%	TOTAL FUTURES CONTRACTS			$(1,324,343)	$(1,326,750)	$(2,407)

15.86%	TOTAL INVESTMENTS					$272,700
84.14%	Liabilities in excess of other assets					1,447,156
100.00%	NET ASSETS					$1,719,856

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Consolidated Schedule of Investments - continuedAugust 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE TRADED FUNDS	$1,599,450	—	—	1,599,450
FUTURE CONTRACTS		(1,326,750)		(1,326,750)
TOTAL INVESTMENTS	$1,599,450	$(1,326,750)	$—	$272,700

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended August 31, 2023.

At August 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $301,415 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,073
Gross unrealized depreciation	(30,788)
Net unrealized appreciation	$(28,715)